1933 Act
                                                                    Rule 497(j)


August 15, 2002                                                       VIA EDGAR
                                                                      ---------




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:   PHL Variable Accumulation Account
      PHL Variable Insurance Company
      Registration No. 033-87376

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A, B and C) and Statement of Additional Information (Versions A, B and C) that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-4 pursuant to Rule 485(b) on August 9, 2002.

Please call the undersigned at 860-403-5788 if you have any questions concerning this filing.

Very truly yours,


/s/ Richard J. Wirth
--------------------
Richard J. Wirth
Vice President and Insurance and Investment Products Counsel
PHL Variable Insurance Company